Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Apr. 30, 2021
Entity Registrant Name	North Capital Funds Trust
Entity Central Index Key	0001761511
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 27, 2021
Document Effective Date	Aug. 27, 2021
Prospectus Date	Aug. 27, 2021
North Capital Treasury Money Market Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	NCGXX